Summary of Origination Fees in Loan Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan origination fees gross	$ 1,334	$ 10,844
Un-accreted origination fees	(190)	(2,666)
Amortized loan originations costs	13	129
Loan origination fees, net	$ 1,157	$ 8,307